SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Value added tax recoverable	$ 6,041	$ 12,168
Prepayments to suppliers	4,804,130	2,014,994
Deposits		39,325
Loan receivables from third parties	4,020,585
Others	43,322
Total	$ 8,874,078	$ 2,066,487